Estimated Future Amortization Expense Related to Capitalized Software (Detail) (USD $)	Dec. 29, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 2,545,000
2014	2,545,000
2015	2,545,000
2016	2,545,000
2017	956,000
Capitalized Software
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	49,400,000
2014	47,800,000
2015	43,400,000
2016	18,700,000
2017	6,300,000
Thereafter	$ 100,000